CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥)	Additional paid in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' deficit CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2020	¥ (1,994,450)		¥ 92	¥ (298,110)	¥ 2,085,099	¥ 18,357	¥ (3,809,516)	¥ (2,004,078)	¥ 9,628
Beginning balance, shares at Sep. 30, 2020 | shares			1,436,010,850
Reissuance of treasury shares to as debt extinguishment cost	41,964			298,110	(256,146)			41,964
Share-based compensation	15,348				15,348			15,348
Exercise of share-based compensation			¥ 2		(2)
Exercise of share-based compensation, shares | shares			25,000,000
Warrants issued in connection with convertible notes	309				309			309
Net loss	(307,985)						(307,974)	(307,974)	(11)
Foreign currency translation adjustments	13,500					13,500		13,500
Ending balance at Mar. 31, 2021	(2,231,314)		¥ 94		1,844,608	31,857	(4,117,490)	(2,240,931)	9,617
Ending balance, shares at Mar. 31, 2021 | shares			1,461,010,850
Beginning balance at Sep. 30, 2021	(2,484,906)		¥ 110	(5)	1,845,295	38,784	(4,378,690)	(2,494,506)	9,600
Beginning balance, shares at Sep. 30, 2021 | shares			1,724,486,700
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties			¥ 1		(1)
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties, shares | shares			7,662,060
Share-based compensation	399				399			399
Warrants issued in connection with convertible notes	1,420				1,420			1,420
Net loss	(243,224)	$ (38,369)					(243,224)	(243,224)
Foreign currency translation adjustments	3,642	575				3,642		3,642
Ending balance at Mar. 31, 2022	¥ (2,722,669)	$ (429,490)	¥ 111	¥ (5)	¥ 1,847,113	¥ 42,426	¥ (4,621,914)	¥ (2,732,269)	¥ 9,600
Ending balance, shares at Mar. 31, 2022 | shares			1,732,148,760